Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consist of the following:
Third Parties	September 30, 2023	September 30, 2022
Accounts receivable	$3,408,714	$3,945,362
Less: allowance for doubtful accounts	(125,448)	(114,486)
Accounts receivable, net	$3,283,266	$3,830,876

Schedule of Allowance for Doubtful Accounts	Allowance for doubtful accounts movement is as follows:
	September 30, 2023	September 30, 2022
Beginning balance	$114,486	$96,688
Additions	119,021	28,943
Less: write-off (1)	(104,735)	-
Foreign currency translation adjustments	(3,324)	(11,145)
Ending balance	$125,448	$114,486
(1)	The Company wrote off the delinquent account balances against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.